Offsetting of financial assets and financial liabilities (Details 2) (CHF)	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	499,100,000,000		573,400,000,000
Offsetting	(474,200,000,000)		(547,800,000,000)
of which counterparty netting	(448,900,000,000)		(523,900,000,000)
of which cash collateral netting	(25,300,000,000)		(23,900,000,000)
Total net derivatives subject to enforceable master netting agreements	24,900,000,000		25,600,000,000
Total derivatives not subject to enforceable master netting agreements	9,800,000,000		11,300,000,000
Total net derivatives presented in the consolidated balance sheets	34,700,000,000		36,900,000,000
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	82,800,000,000		86,500,000,000
Securities sold under repurchase agreements, offsetting	(32,400,000,000)		(26,800,000,000)
Securities sold under repurchase agreements, net	50,400,000,000		59,700,000,000
Securities lending transactions, gross	9,300,000,000		6,600,000,000
Securities lending transactions, offsetting	0		0
Securities lending transactions, net	9,300,000,000		6,600,000,000
Obligation to return securities received as collateral, at fair value, gross	17,300,000,000		18,500,000,000
Obligation to return securities received as collateral, at fair value, offsetting	0		0
Obligation to return securities received as collateral, at fair value, net	17,300,000,000		18,500,000,000
Total subject to enforceable master netting agreements, gross	109,400,000,000		111,600,000,000
Total subject to enforceable master netting agreements, offsetting	(32,400,000,000)		(26,800,000,000)
Total subject to enforceable master netting agreements, net	77,000,000,000		84,800,000,000
Total not subject to enforceable master netting agreements	32,700,000,000		32,000,000,000
Total, gross	142,100,000,000		143,600,000,000
Total, offsetting	(32,400,000,000)		(26,800,000,000)
Total, net	109,700,000,000		116,800,000,000
of which reported at fair value	60,529,000,000	70,824,000,000	76,104,000,000	79,443,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	24,900,000,000		25,600,000,000
Derivatives, financial instruments	9,600,000,000		9,900,000,000
Derivatives, cash collateral received/pledged	0		0
Derivatives, net exposure	15,300,000,000		15,700,000,000
Securities sold under repurchase agreements, net	50,400,000,000		59,700,000,000
Securities sold under repurchase agreements, financial instruments	50,400,000,000		59,700,000,000
Securities sold under repurchase agreements, cash collateral received/pledged	0		0
Securities sold under repurchase agreements, net exposure	0		0
Securities lending transactions, net	9,300,000,000		6,600,000,000
Securities lending transactions, financial instruments	9,100,000,000		6,200,000,000
Securities lending transactions, cash collateral received/pledged	0		0
Securities lending transactions, net exposure	200,000,000		400,000,000
Obligation to return securities received as collateral, at fair value, net	17,300,000,000		18,500,000,000
Obligation to return securities received as collateral, financial instruments	16,500,000,000		17,500,000,000
Obligation to return securities received as collateral, cash collateral received/pledged	0		0
Obligation to return securities received as collateral, at fair value, net exposure	800,000,000		1,000,000,000
Total financial liabilities subject to enforceable, net	101,900,000,000		110,400,000,000
Total financial liabilities subject to enforceable, financial instruments	85,600,000,000		93,300,000,000
Total financial liabilities subject to enforceable, cash collateral received/pledged	0		0
Total financial liabilities subject to enforceable, net exposure	16,300,000,000		17,100,000,000
Trading Liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	34,500,000,000		36,500,000,000
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	200,000,000		400,000,000
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total, gross	120,500,000,000		120,800,000,000
Total, offsetting	(32,400,000,000)		(26,800,000,000)
Total, net	88,100,000,000		94,000,000,000
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total, gross	21,600,000,000		22,800,000,000
Total, offsetting	0		0
Total, net	21,600,000,000		22,800,000,000
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	213,000,000,000		267,200,000,000
Offsetting	(212,800,000,000)		(267,000,000,000)
Total net derivatives subject to enforceable master netting agreements	200,000,000		200,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	200,000,000		200,000,000
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	270,900,000,000		290,100,000,000
Offsetting	(247,800,000,000)		(265,700,000,000)
Total net derivatives subject to enforceable master netting agreements	23,100,000,000		24,400,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	23,100,000,000		24,400,000,000
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	15,200,000,000		16,100,000,000
Offsetting	(13,600,000,000)		(15,100,000,000)
Total net derivatives subject to enforceable master netting agreements	1,600,000,000		1,000,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,600,000,000		1,000,000,000
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	385,800,000,000		440,200,000,000
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	207,100,000,000		262,100,000,000
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	178,700,000,000		178,100,000,000
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0		0
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	53,800,000,000		68,400,000,000
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	53,700,000,000		68,200,000,000
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100,000,000		200,000,000
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	30,500,000,000		33,700,000,000
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	16,100,000,000		18,600,000,000
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	14,400,000,000		15,100,000,000
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	25,700,000,000		26,300,000,000
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,900,000,000		5,100,000,000
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	19,800,000,000		21,200,000,000
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3,300,000,000		4,800,000,000
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	2,600,000,000		4,000,000,000
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	700,000,000		800,000,000